Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Summary of related party transactions outstanding	The following amounts were outstanding at 30 June 2026 and 31 December 2025.

	30 June 2026	31 December 2025
	£m	£m
Amounts owed by related parties	65	105
Amounts owed to related parties	(171)	(126)